T. ROWE PRICE Growth Stock Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.5%
COMMUNICATION SERVICES  13.7%
Entertainment  2.8%
Netflix (1) 8,816,102 847,668
Spotify Technology (1) 810,390 392,966
1,240,634
Interactive Media & Services  10.9%
Alphabet, Class A  10,761,114 3,094,466
Meta Platforms, Class A  2,984,641 1,707,603
4,802,069
Total Communication Services 6,042,703
CONSUMER DISCRETIONARY  11.8%
Automobiles  3.0%
Ferrari (2) 338,558 114,585
Tesla (1) 3,210,799 1,193,614
1,308,199
Broadline Retail  5.7%
Amazon.com (1) 10,327,881 2,150,988
MercadoLibre (1) 130,693 225,971
Sea, ADR (1) 1,677,279 138,895
2,515,854
Diversified Consumer Services  0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $44,697 (INR) (1)(3)(4) 28,035 —
—
Hotels, Restaurants & Leisure  2.2%
Booking Holdings  77,251 325,251
Chipotle Mexican Grill (1) 5,594,074 179,066
DoorDash, Class A (1) 1,348,976 202,549
Hilton Worldwide Holdings  821,493 249,800
956,666
Specialty Retail  0.9%
Carvana (1) 1,186,623 373,051
373,051
Total Consumer Discretionary 5,153,770

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  0.8%
Consumer Staples Distribution & Retail  0.8%
Costco Wholesale  371,749 370,422
Total Consumer Staples 370,422
FINANCIALS  5.3%
Capital Markets  0.3%
Charles Schwab  571,464 53,706
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $47,311 (1)
(3)(4) 3,379,389 57,450
111,156
Financial Services  4.4%
Mastercard, Class A  1,683,670 841,262
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,372 (1)
(3)(4) 1,489,660 93,849
Visa, Class A  3,352,659 1,013,308
1,948,419
Insurance  0.6%
Chubb  712,565 232,246
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24 -
12/19/25, Cost $23,686 (1)(3)(4)(5) 23,685,923 31,365
263,611
Total Financials 2,323,186
HEALTH CARE  6.8%
Biotechnology  0.9%
Argenx, ADR (1) 271,558 198,305
Natera (1) 1,046,391 209,268
407,573
Health Care Equipment & Supplies  1.9%
Intuitive Surgical (1) 1,293,162 596,135
Stryker  668,101 219,531
815,666
Health Care Providers & Services  0.3%
UnitedHealth Group  532,485 144,085
144,085
Life Sciences Tools & Services  0.7%
Danaher  922,292 174,866
Thermo Fisher Scientific  312,945 153,822
328,688

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  3.0%
Eli Lilly  1,417,678 1,303,938
1,303,938
Total Health Care 2,999,950
INDUSTRIALS & BUSINESS SERVICES  4.2%
Aerospace & Defense  3.7%
Boeing (1) 1,080,732 215,098
General Electric  3,212,936 911,735
Howmet Aerospace  1,731,190 398,970
TransDigm Group  93,083 107,879
1,633,682
Commercial Services & Supplies  0.5%
Cintas  1,365,628 230,982
230,982
Total Industrials & Business Services 1,864,664
INFORMATION TECHNOLOGY  48.4%
Communications Equipment  0.4%
Arista Networks (1) 1,430,834 175,678
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,868 (1)(3)(4) 219,911 —
175,678
Electronic Equipment, Instruments & Components  1.6%
Amphenol, Class A  3,073,744 388,368
Fabrinet (1) 246,150 128,372
Teledyne Technologies (1) 341,216 206,439
723,179
IT Services  0.6%
Shopify, Class A (1) 2,150,424 255,083
255,083
Semiconductors & Semiconductor Equipment  21.5%
Advanced Micro Devices (1) 2,463,550 501,160
ASML Holding  235,455 310,996
Broadcom  7,321,343 2,266,029
NVIDIA  34,877,046 6,082,557
Taiwan Semiconductor Manufacturing, ADR  989,330 334,344
9,495,086
Software  13.2%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $77,445 (1)(3)(4) 180,104 123,855

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
AppLovin, Class A (1) 709,925 282,550
Canva, Class B, Acquisition Date: 12/17/21 - 12/22/21,
Cost $60,709 (1)(3)(4) 35,624 53,308
Celonis, Acquisition Date: 6/17/21, Cost $30,297 (1)(3)(4) 81,931 9,837
Crowdstrike Holdings, Class A (1) 744,711 290,743
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $163,800 (1)(3)(4) 252,548 117,475
HubSpot (1) 319,382 77,961
Intuit  324,801 140,437
Microsoft  10,799,677 3,997,716
Oracle  1,721,953 253,317
Samsara, Class A (1) 2,183,056 69,181
ServiceNow (1) 3,931,465 411,035
5,827,415
Technology Hardware, Storage & Peripherals  11.1%
Apple  19,256,692 4,887,156
4,887,156
Total Information Technology 21,363,597
MATERIALS  0.6%
Chemicals  0.6%
Linde  570,112 282,639
Total Materials 282,639
REAL ESTATE  0.5%
Health Care Real Estate Investment Trusts  0.5%
Welltower, REIT  1,166,586 230,646
Total Real Estate 230,646
Total Miscellaneous Common Stocks  4.4% (6) 1,922,301
Total Common Stocks (Cost $17,360,533) 42,553,878
CONVERTIBLE PREFERRED STOCKS  3.3%
COMMUNICATION SERVICES  1.0%
Interactive Media & Services  1.0%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $65,220 (1)
(3)(4) 1,323,238 436,668
Total Communication Services 436,668

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  0.0%
Diversified Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,207 (INR) (1)(3)(4) 38,994 —
Total Consumer Discretionary —
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
Anduril Industries, Series G, Acquisition Date: 4/17/25,
Cost $9,405 (1)(3)(4) 230,046 16,110
Total Industrials & Business Services 16,110
INFORMATION TECHNOLOGY  1.6%
Semiconductors & Semiconductor Equipment  0.1%
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $16,159 (1)(3)(4) 259,577 22,124
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $30,306 (1)(3)(4) 377,744 32,195
54,319
Software  1.5%
Canva, Series A, Acquisition Date: 12/17/21, Cost $2,399 (1)
(3)(4) 1,408 2,107
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $995 (1)
(3)(4) 584 874
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $99 (1)(3)
(4) 58 87
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $90,023 (1)(3)(4) 243,443 29,228
Databricks, Series I, Acquisition Date: 9/14/23,
Cost $113,591 (1)(3)(4) 1,545,458 293,637
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $1,974 (1)(3)(4) 21,342 4,055
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $77,826 (1)(3)(4) 415,548 15,167
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(3)(4) 6,914,757 104,413
Nuro, Series D, Acquisition Date: 10/29/21, Cost $33,950 (1)
(3)(4) 1,628,640 24,902
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $16,690 (1)
(3)(4) 54,389 37,403
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $23,310 (1)
(3)(4) 33,896 23,310
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(3)(4) 1,337,376 23,765

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)
(3)(4) 640,558 108,081
667,029
Total Information Technology 721,348
MATERIALS  0.6%
Chemicals  0.4%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936 (1)(3)(4) 1,538,629 72,423
Redwood Materials, Series D, Acquisition Date: 6/17/22 -
6/2/23, Cost $50,290 (1)(3)(4) 1,065,590 50,157
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)
(3)(4) 1,320,595 14,342
Sila Nano, Series G, Acquisition Date: 6/26/24,
Cost $40,466 (1)(3)(4) 2,464,915 23,318
160,240
Metals & Mining  0.2%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $50,022 (1)(3)(4) 588,819 66,308
66,308
Total Materials 226,548
UTILITIES  0.1%
Independent Power & Renewable Electricity
Producers  0.1%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $48,323 (1)(3)(4) 1,998,146 43,500
Total Utilities 43,500
Total Convertible Preferred Stocks (Cost $1,148,871) 1,444,174
EQUITY FUNDS  0.1%
Total Miscellaneous Equity Funds  0.1% (6) 64,906
Total Equity Funds (Cost $63,098) 64,906
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 3.71% (5)(7) 56,012,739 56,013
Total Short-Term Investments (Cost $56,013) 56,013

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.68% (5)(7) 42,602,520 42,603
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 42,603
Total Securities Lending Collateral (Cost $42,603) 42,603
Total Investments in Securities  100.1%
(Cost $18,671,118) $ 44,161,574
Other Assets Less Liabilities (0.1)% (64,004)
Net Assets 100.0% $ 44,097,570
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2026.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,931,313 and represents 4.4% of net assets.
(5) Affiliated Companies
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
INR Indian Rupee
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Gallop Holdings - Ascot Group  $ — $ — $ —
T. Rowe Price Government Reserve Fund,
3.71% — — 775
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 775+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
Gallop Holdings - Ascot Group  $ 31,365 $ — $ — $ 31,365
T. Rowe Price Government
Reserve Fund, 3.71% 79,472  ¤  ¤ 56,013
T. Rowe Price Treasury
Reserve Fund, 3.68% 97,635  ¤  ¤ 42,603
Total $ 129,981^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $775 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $122,302.

T. ROWE PRICE Growth Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Growth Stock Fund,
Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Growth Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Growth Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(202,804,000) for the period ended March 31, 2026.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 41,985,867 $ 80,872 $ 487,139 $ 42,553,878
Convertible Preferred Stocks — — 1,444,174 1,444,174
Short-Term Investments 56,013 — — 56,013
Securities Lending Collateral 42,603 — — 42,603
Equity Funds 64,906 — — 64,906
Total $ 42,149,389 $ 80,872 $ 1,931,313 $ 44,161,574
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 431,287 $ 55,852 $ — $ — $ 487,139
Convertible Preferred Stocks 1,722,109 (16,099) 23,310 (285,146) 1,444,174
Total $ 2,153,396 $ 39,753 $ 23,310 $ (285,146) $ 1,931,313

T. ROWE PRICE Growth Stock Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$487,139 Recent
comparable
transaction
price(s)
-# -# -# -#
Discount
for lack of
recoverability
-# -# -#
Market
comparable
Enterprise
value to sales
multiple
4.6x
- 9.6x
5.9x Increase
Sales growth
rate
17%
- 24%
23% Increase
Enterprise
value to gross
profit multiple
7.2x
- 12.3x
9.0x Increase
Gross profit
growth rate
17%
- 25%
24% Increase
Enterprise
value to net
income multiple
13.2x 13.2x Increase
Book value per
share multiple
2.1x 2.1x Increase
Discount
for lack of
recoverability
-# -# -#
Discount to
public company
multiples
13%
- 40%
28% Decrease
Discount for
origination fees
1% 1% Decrease

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
carried interest
liability
10% 10% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$1,444,174 Recent
comparable
transaction
price(s)
-# -# -# -#
Private
company
valuation
-# -# -#
Discount for
uncertainty
10% 10% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.5x
- 30.7x
11.3x Increase
Sales growth
rate
17%
- 127%
73% Increase
Enterprise
value to gross
profit multiple
3.4x
- 30.0x
19.2x Increase
Gross profit
growth rate
17%
- 25%
18% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Cost of capital 38% 38% Decrease
Rate of return 29%
- 35%
32% Decrease

T. ROWE PRICE Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
recoverability
-# -# -#
Discount to
public company
multiples
13%
- 40%
29% Decrease
Discount for
uncertainty
10% 10% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4% - 5% 5% Increase
Volatility 53%
- 58%
55% Increase

T. ROWE PRICE Growth Stock Fund

be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F40-054Q1 03/26